Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
Prospectus Date	rr_ProspectusDate	Nov. 29, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Jennison Equity Opportunity Fund

(the "Fund")

Supplement dated October 16, 2019 to the Currently Effective

Summary Prospectus, Prospectus and Statement of Additional Information (SAI) of the Fund

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

On October 15, 2019, the Board of Directors (the "Board") of The Prudential Investment Portfolios, Inc. approved certain changes to the Fund, including changing the name of the Fund to "PGIM Jennison Focused Value Fund," certain changes to the Fund's investment strategies (including the Fund's 80% investment policy) and performance benchmarks. As a result, effective on or about December 18, 2019, the Fund's Summary Prospectus, Prospectus and Statement of Additional Information are amended as set forth below:

Effective on or about December 18, 2019, the following changes are made to the Fund's Summary Prospectus, Prospectus and SAI, as applicable:

Change in the Fund's Name

PGIM Jennison Equity Opportunity Fund is renamed PGIM Jennison Focused Value Fund.

Changes in the Fund's Investment Strategies and Corresponding Risk Factor Disclosure

The section of the Summary Prospectus entitled "Investments, Risks and Performance – Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Principal Investment Strategies. The Fund invests, under normal market conditions, at least 80% of its investable assets in equity and equity-related securities. The Fund follows a value investment style. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that it believes are undervalued compared to their perceived worth (value companies). These companies are generally large capitalization companies, which are companies with market capitalizations (measured at the time of purchase) of $1 billion or more.

The term "investable assets" refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The following risk factor is added to the section of the Summary Prospectus entitled "Investments, Risks and Performance – Principal Risks":

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

PGIM JENNISON EQUITY OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Jennison Equity Opportunity Fund

(the "Fund")

Supplement dated October 16, 2019 to the Currently Effective

Summary Prospectus, Prospectus and Statement of Additional Information (SAI) of the Fund

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

On October 15, 2019, the Board of Directors (the "Board") of The Prudential Investment Portfolios, Inc. approved certain changes to the Fund, including changing the name of the Fund to "PGIM Jennison Focused Value Fund," certain changes to the Fund's investment strategies (including the Fund's 80% investment policy) and performance benchmarks. As a result, effective on or about December 18, 2019, the Fund's Summary Prospectus, Prospectus and Statement of Additional Information are amended as set forth below:

Effective on or about December 18, 2019, the following changes are made to the Fund's Summary Prospectus, Prospectus and SAI, as applicable:

Change in the Fund's Name

PGIM Jennison Equity Opportunity Fund is renamed PGIM Jennison Focused Value Fund.

Changes in the Fund's Investment Strategies and Corresponding Risk Factor Disclosure

The section of the Summary Prospectus entitled "Investments, Risks and Performance – Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Principal Investment Strategies. The Fund invests, under normal market conditions, at least 80% of its investable assets in equity and equity-related securities. The Fund follows a value investment style. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that it believes are undervalued compared to their perceived worth (value companies). These companies are generally large capitalization companies, which are companies with market capitalizations (measured at the time of purchase) of $1 billion or more.

The term "investable assets" refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The following risk factor is added to the section of the Summary Prospectus entitled "Investments, Risks and Performance – Principal Risks":

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.